RISKS AND UNCERTAINTIES	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

13.	RISKS AND UNCERTAINTIES

(a)	Economic and Political Risks

The Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

(b)	Foreign Currency Translation

The Company’s reporting currency is the U.S. dollar. The functional currency of the parent company is the U.S. dollar and the functional currency of the Company’s operating subsidiaries is the Chinese Renminbi (“RMB”). For the subsidiaries whose functional currencies are the RMB, all assets and liabilities are translated at exchange rates at the balance sheet date, which was 6.355 and 6.553 as of December 31, 2021 and March 31, 2021, respectively. Revenue and expenses are translated at the average yearly exchange rates, which was 6.442 and 6.779 for the nine months ended December 31, 2021 and 2020, respectively. Equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign exchange adjustments to other comprehensive loss, a component of equity.

(c)	Concentration Risks

The followings are the percentages of accounts receivable balance of the top customers over accounts receivable for each segment as of December 31, 2021 and March 31, 2021.

Garment manufacturing segment

	December 31, 2021	March 31, 2021
Customer A	87.0%	98.4%
Customer B	13.0%	1.6%

The high concentration as of December 31, 2021 was mainly due to business development of a large distributor of garments.

Logistics services segment

	December 31, 2021	March 31, 2021
Customer A	12.2%	16.6%
Customer B	11.0%	Nil %
Customer C	10.0%	30.2%
Customer D	7.3%	Nil %
Customer E	6.5%	12.7%

Property management and subleasing

No accounts receivables in this segment.

Epidemic prevention supplies segment

No accounts receivables in this segment.

For the three months ended December 31, 2021, there was no single customer provided more than 10% of total revenue of the Company. For nine months ended December 31, 2021, one customer from garment segment provided more than 10% of total revenue of the Company, represented 24.8% for the nine months. For the three months ended December 31, 2020, there was no customer provided more than 10% of total revenue of the Company. For nine months ended December 31, 2020, one customer from garment segment and one customer from epidemic prevention supplies segment provided more than 10% of total revenue of the Company.

The high concentration in nine months ended December 31, 2021 was mainly due to concentration of distributors in garment segment. Management believes that should the Company lose any one of its major customers, it was able to sell similar products to other customers.

The following tables summarized the purchases from five largest suppliers of each of the reportable segment for the three and nine months ended December 31, 2021 and 2020.

	Three months ended		Nine months ended
	December 31,		December 31,
	2021	2020	2021	2020
Garment manufacturing segment	100.0%	100.0%	99.8%	97.7%
Logistics services segment	100.0%	79.1%	92.2%	99.7%
Property management and subleasing	100.0%	100.0%	100.0%	100.0%
Epidemic prevention supplies	Nil %	100.0%	Nil %	100%

(d)	Interest Rate Risk

The Company’s exposure to interest rate risk primarily relates to the interest expenses on our outstanding bank borrowings and the interest income generated by cash invested in cash deposits and liquid investments. As of December 31, 2021, the total outstanding borrowings amounted to $157,354 (RMB1,000,000) with various interest rate from 4.84% to 6.96% p.a. (Note 10)

(e)	COVID-19

The Coronavirus Disease (COVID-19) outbreak and the measures taken to contain the spread of the pandemic have created a high level of uncertainty to global economic prospects and this has impacted the Company’s operations and its financial performance in the last three quarters of the financial year and subsequent to the financial year end.

As the situation continues to evolve with significant level of uncertainty, the Company is unable to reasonably estimate the full financial impact of the COVID-19 outbreak. The Company is monitoring the situation closely and to mitigate the financial impact, it is conscientiously managing its cost by adopting an operating cost reduction strategy and conserving liquidity by working with major creditors to align repayment obligations with receivable collections.

16.	RISKS AND UNCERTAINTIES

(a)	Economic and Political Risks

The Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

(b)	Foreign Currency Translation

The Company’s reporting currency is the U.S. dollar. The functional currency of the parent company is the U.S. dollar and the functional currency of the Company’s operating subsidiaries is the Chinese Renminbi (“RMB”). For the subsidiaries whose functional currencies are the RMB, all assets and liabilities are translated at exchange rates at the balance sheet date, which are 6.55 and 7.08 as at March 31, 2021 and March 31, 2020, respectively. Revenue and expenses are translated at the average yearly exchange rates, which are 6.78 and 6.94 for the two years ended March 31, 2021 and 2020, respectively. The equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign exchange adjustments to other comprehensive loss, a component of equity.

(c)	Concentration Risks

The followings are the percentage of accounts receivable balance of the top five customers over accounts receivable for each segment as at March 31, 2021 and 2020.

Garment manufacturing segment

	March 31, 2021	March 31, 2020
Customer A	98.4%	85.5%
Customer B	1.6%	Nil	%

The high concentration as at March 31, 2021 was mainly due to business development of a large distributor of garments. Management believes that should the Company lose any one of its major customers, it was able to sell similar products to other customers.

Logistics services segment

	March 31, 2021	March 31, 2020
Customer A	30.2%	22.4%
Customer B	16.6%	18.3%
Customer C	12.7%	3.8%
Customer D	5.5%	2.7%
Customer E	5.5%	Nil %

Property management and subleasing

The accounts receivable of Property management and subleasing segment as at March 31, 2021 was from one customer only.

Epidemic prevention supplies segment

No accounts receivables in this segment.

For the year ended March 31, 2021, two customers, one from garment segment and the other from Epidemic prevention supplies segment, provided more than 10% of total consolidated revenue of the Company, represented 57.4% of total revenue of the Company.

The high concentration in year ended March 31, 2021 was mainly due to concentration of distributors in garment manufacturing business and epidemic prevention supplies business. Management believes that should the Company lose any one of its major customers, it was able to sell similar products to other customers.

The following tables summarized the percentage of purchases from five largest suppliers of each of the reportable segment purchase for the years ended March 31, 2021 and 2020.

	Year ended
	March 31,
	2021	2020
Garment manufacturing segment	98.7%	92.7%
Logistics services segment	49.9%	25.6%
Property management and subleasing	100.0%	Nil	%
Epidemic prevention supplies	90.8%	Nil	%

Management believes that should the Company lose any one of its major suppliers, other suppliers are available that could provide similar products to the Company.

(d)	Interest Rate Risk

The Company’s exposure to interest rate risk primarily relates to the interest expenses on our outstanding bank borrowings and the interest income generated by cash invested in cash deposits and liquid investments. As of March 31, 2021, the total outstanding borrowings amounted to $152,607 (RMB 1,000,000) with various interest rate from 4.84% to 6.96% p.a. (Note 10)

(e)   COVID-19

The Coronavirus Disease (COVID-19) outbreak and the measures taken to contain the spread of the pandemic have created a high level of uncertainty to global economic prospects and this has impacted the Company’s operations and its financial performance of the financial year and subsequent to the financial year end.

As the situation continues to evolve with significant level of uncertainty, the Company is unable to reasonably estimate the full financial impact of the COVID-19 outbreak. The Company is monitoring the situation closely and to mitigate the financial impact, it is conscientiously managing its cost by adopting an operating cost reduction strategy and conserving liquidity by working with major creditors to align repayment obligations with receivable collections.